UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.59%
Auto Components - 1.22%
Gentherm, Inc. (a)	63,000	$2,375,100
Banks - 8.51%
Bank of America Corp. (b)(c)	364,800	8,175,168
JPMorgan Chase & Co. (b)(c)	102,900	8,453,235
		16,628,403
Biotechnology - 5.63%
Amgen, Inc.	34,625	5,375,185
Biogen, Inc. (a)(c)	22,700	5,624,379
		10,999,564
Communications Equipment - 3.40%
Finisar Corp. (a)(c)	126,000	3,107,160
Telefonaktiebolaget LM Ericsson - ADR	489,200	3,541,808
		6,648,968
Construction & Engineering - 2.71%
AECOM (a)	122,000	3,917,420
Chicago Bridge & Iron Co. N.V. (d)	73,000	1,381,160
		5,298,580
Construction Materials - 2.44%
Cemex SAB de CV - ADR (c)	576,018	4,763,669
Consumer Finance - 2.08%
Ally Financial, Inc.	219,000	4,060,260
Containers & Packaging - 6.34%
International Paper Co. (c)	140,000	7,403,200
Owens-Illinois, Inc. (a)(c)	221,500	4,999,255
		12,402,455
Electronic Equipment, Instruments & Components - 2.52%
VeriFone Systems, Inc. (a)	269,000	4,920,010
Food & Staples Retailing - 2.05%
CVS Health Corp.	52,240	4,013,599
Food Products - 2.28%
Omega Protein Corp.	86,000	1,500,700
Tyson Foods, Inc. - Class A	51,500	2,953,010
		4,453,710
Health Care Equipment & Supplies - 4.07%
Zimmer Biomet Holdings, Inc. (b)	66,775	7,960,248
Health Care Providers & Services - 4.05%
Centene Corp. (a)(c)	38,500	2,796,255
Laboratory Corp. of America Holdings (a)	36,800	5,115,200
		7,911,455
Household Durables - 3.69%
PulteGroup, Inc.	318,500	7,220,395

Insurance - 5.01%
American International Group, Inc. (c)	16,000	1,018,080
Athene Holding Ltd. (a)(d)	38,700	1,907,136
MetLife, Inc. (b)(c)	135,800	6,870,122
		9,795,338
Machinery - 1.65%
Kennametal, Inc.	84,000	3,231,480
Metals & Mining - 1.58%
Rio Tinto PLC - ADR (c)	76,600	3,087,746
Oil, Gas & Consumable Fuels - 11.12%
BP PLC - ADR	198,000	7,157,700
Chevron Corp.	19,400	2,007,512
Kinder Morgan, Inc. (c)	188,000	3,526,880
PBF Energy, Inc. - Class A	204,000	3,941,280
Southwestern Energy Co. (a)	516,000	3,126,960
Valero Energy Corp.	32,155	1,976,568
		21,736,900
Professional Services - 1.01%
On Assignment, Inc. (a)	37,510	1,965,524
Semiconductors & Semiconductor Equipment - 4.76%
Cypress Semiconductor Corp. (c)	190,715	2,668,103
QUALCOMM, Inc.	75,400	4,318,158
Skyworks Solutions, Inc.	21,886	2,329,327
		9,315,588
Specialty Retail - 3.32%
Abercrombie & Fitch Co. - Class A	122,000	1,609,180
Dick's Sporting Goods, Inc.	118,700	4,882,131
		6,491,311
Technology Hardware, Storage & Peripherals - 4.04%
Apple, Inc. (c)	14,400	2,199,744
Hewlett Packard Enterprise Co.	71,000	1,335,510
NCR Corp. (a)(c)	113,004	4,354,044
		7,889,298
Textiles, Apparel & Luxury Goods - 5.11%
PVH Corp.	45,750	4,847,213
Skechers U.S.A., Inc. - Class A (a)	201,000	5,129,520
		9,976,733
TOTAL COMMON STOCKS (Cost $164,011,156)		173,146,334

CORPORATE BONDS - 3.56%
W&T Offshore, Inc.	Principal Amount
8.50%, 06/15/2019	$5,500,000	4,372,500
9.00%, 05/15/2020 (e)	1,606,981	1,414,143
8.50%, 06/15/2021 (e)	1,438,111	1,179,251
TOTAL CORPORATE BONDS (Cost $6,753,406)		6,965,894

EXCHANGE TRADED FUNDS - 4.86%	Shares
Technology Select Sector SPDR Fund	168,000	9,497,040
TOTAL EXCHANGE TRADED FUNDS (Cost $9,498,216)		9,497,040

SHORT-TERM INVESTMENTS - 6.21%
MONEY MARKET FUND - 6.21%
Fidelity Investments Money Market Funds - Government Portfolio, - Class I, 0.640% (f)	12,131,549	12,131,549
TOTAL SHORT-TERM INVESTMENTS (Cost $12,131,549)		12,131,549

Total Investments (Cost $192,394,327) - 103.22%	201,740,817
Liabilities in Excess of Other Assets - (3.22)%	(6,295,040)
TOTAL NET ASSETS - 100.00%	$195,445,777

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for securities sold short.
(c)	All or a portion of this security maybe subject to call options written.
(d)	Foreign issued security.
(e)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $2,593,394 represents, 1.33% of net assets
(f)	Seven day yield as of May 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Opportunity Fund
Schedule of Securities Sold Short
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - (6.78%)
Capital Markets - (0.32)%
T. Rowe Price Group, Inc.	(8,970)	$(631,847)
Chemicals - (1.31)%
Air Products & Chemicals, Inc.	(4,380)	(630,983)
Albemarle Corp.	(5,680)	(645,248)
Monsanto Co.	(5,400)	(634,068)
Praxair, Inc.	(4,870)	(644,252)
		(2,554,551)
Containers & Packaging - (0.33)%
Packaging Corp of America	(6,300)	(643,608)
Health Care Equipment & Supplies - (0.34)%
Stryker Corp.	(4,640)	(663,334)
Health Care Providers & Services - (0.33)%
Aetna, Inc.	(4,460)	(646,075)
Hotels, Restaurants & Leisure - (0.68)%
Domino's Pizza, Inc.	(3,210)	(679,621)
McDonald's Corp.	(4,250)	(641,283)
		(1,320,904)
Household Durables - (0.31)%
D.R. Horton, Inc.	(18,800)	(614,572)
Insurance - (0.99)%
Chubb Ltd. (a)	(4,490)	(642,923)
Marsh & McLennan Companies, Inc.	(8,450)	(655,382)
The Progressive Corp.	(15,030)	(637,723)
		(1,936,028)
Life Sciences Tools & Services - (0.32)%
Thermo Fisher Scientific, Inc.	(3,640)	(628,956)
Oil, Gas & Consumable Fuels - (1.85)%
Concho Resources, Inc.	(4,800)	(608,544)
Diamondback Energy, Inc.	(6,150)	(570,474)
Energen Corp.	(11,050)	(630,292)
Parsley Energy, Inc.	(20,040)	(594,186)
Pioneer Natural Resources Co.	(3,620)	(604,033)
The Williams Cos., Inc.	(20,900)	(597,740)
		(3,605,269)
TOTAL COMMON STOCKS		(13,245,144)
EXCHANGE TRADED FUNDS - (6.13)%
iShares Russell 1000 Value ETF	(17,400)	(1,992,822)
iShares Russell 2000 ETF	(58,200)	(7,933,824)
SPDR S&P500 ETF Trust	(8,500)	(2,052,240)
TOTAL EXCHANGE TRADED FUNDS		(11,978,886)
Total for Shares Sold Short (Proceeds: $24,977,132)		$(25,224,030)

(a)	Foreign issued security.

Snow Capital Opportunity Fund
Schedule of Options Written
May 31, 2017 (Unaudited)

	Contracts	Value
CALL OPTIONS
American International Group, Inc.
Expiration: August, 2017, Exercise Price: $62.50	(160)	$(42,880)
Apple, Inc.
Expiration: August, 2017, Exercise Price: $160.00	(72)	(20,952)
Expiration: September, 2017, Exercise Price: $165.00	(72)	(17,640)
Bank of America Corp.
Expiration: July, 2017, Exercise Price: $25.00	(400)	(4,800)
Expiration: August, 2017, Exercise Price: $25.00	(570)	(12,540)
Biogen, Inc.
Expiration: July, 2017, Exercise Price: $290.00	(70)	(2,380)
Cemex SAB de CV
Expiration: July, 2017, Exercise Price: $9.62 (a)	(1,500)	(14,040)
Centene Corp.
Expiration: September, 2017, Exercise Price: $80.00	(135)	(23,962)
Cypress Semiconductor Corp.
Expiration: September, 2017, Exercise Price: $16.00	(760)	(34,200)
Finisar Corp.
Expiration: September, 2017, Exercise Price: $32.00	(390)	(39,000)
International Paper Co.
Expiration: July, 2017, Exercise Price: $55.00	(190)	(12,540)
JPMorgan Chase & Co.
Expiration: August, 2017, Exercise Price: $90.00	(115)	(4,370)
Kinder Morgan, Inc.
Expiration: June, 2017, Exercise Price: $23.00	(417)	(417)
MetLife, Inc.
Expiration: September, 2017, Exercise Price: $60.00	(175)	(3,413)
NCR Corp.
Expiration: July, 2017, Exercise Price: $50.00	(750)	(1,875)
Owens-Illinois, Inc.
Expiration: August, 2017, Exercise Price: $23.00	(455)	(44,590)
Rio Tinto PLC
Expiration: October, 2017, Exercise Price: $50.00 (a)	(240)	(8,400)
Skechers U.S.A., Inc.
Expiration: July, 2017, Exercise Price: $27.00	(430)	(54,610)
Expiration: July, 2017, Exercise Price: $30.00	(330)	(19,470)
		(362,079)
PUT OPTIONS
Ally Financial, Inc.
Expiration: September, 2017, Exercise Price: $16.00	(555)	(27,750)
Dick's Sporting Goods, Inc.
Expiration: June, 2017, Exercise Price: $45.00	(220)	(90,420)
NCR Corp.
Expiration: July, 2017, Exercise Price: $38.00	(250)	(31,250)
VeriFone Systems, Inc.
Expiration: July, 2017, Exercise Price: $17.00	(400)	(20,000)
		(169,420)
Total Options Written (Premiums received $786,136)		$(531,499)

(a)	Foreign issued security.

Snow Capital Small Cap Value Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.63%
Aerospace & Defense - 2.39%
Triumph Group, Inc.	33,896	$1,105,010
Air Freight & Logistics - 3.27%
Atlas Air Worldwide Holdings, Inc. (a)	31,048	1,512,037
Auto Components - 1.65%
Gentherm, Inc. (a)	20,240	763,048
Banks - 19.82%
BankUnited, Inc.	17,985	596,383
First Commonwealth Financial Corp.	126,055	1,547,955
FNB Corp.	149,984	1,979,790
Great Western Bancorp, Inc.	28,220	1,068,409
OFG Bancorp (b)	187,619	1,754,238
The Bancorp, Inc. (a)	97,050	593,946
Umpqua Holdings Corp.	96,865	1,641,377
		9,182,098

Capital Markets - 0.34%
Cowen, Inc. (a)	10,450	157,273
Chemicals - 3.59%
A. Schulman, Inc.	17,565	514,655
LSB Industries, Inc. (a)	130,741	1,149,213
		1,663,868

Commercial Services & Supplies - 1.11%
ACCO Brands Corp. (a)	45,382	515,086
Communications Equipment - 0.33%
Finisar Corp. (a)	6,220	153,385
Construction & Engineering - 0.31%
AECOM (a)	4,510	144,816
Consumer Finance - 3.49%
Green Dot Corp. - Class A (a)	44,043	1,618,140
Containers & Packaging - 1.23%
Owens-Illinois, Inc. (a)	25,255	570,005
Diversified Financial Services - 2.14%
Voya Financial, Inc.	29,000	991,220
Electronic Equipment, Instruments & Components - 6.22%
VeriFone Systems, Inc. (a)	108,755	1,989,129
Zebra Technologies Corp. - Class A (a)	8,532	890,229
		2,879,358

Energy Equipment & Services - 0.97%
Ensco PLC (b)	71,780	447,907
Food & Staples Retailing - 0.70%
The Andersons, Inc.	9,301	326,465
Food Products - 0.77%
Omega Protein Corp.	20,295	354,148

Health Care Providers & Services - 1.39%
Molina Healthcare, Inc. (a)	9,945	642,149
Hotels, Restaurants & Leisure - 1.39%
Bloomin' Brands, Inc.	32,125	643,464
Insurance - 7.33%
American Equity Investment Life Holding Co.	83,540	2,093,512
CNO Financial Group, Inc.	63,565	1,302,447
		3,395,959
Machinery - 1.48%
Crane Co.	3,070	238,171
L.B. Foster Co. - Class A	25,044	449,539
		687,710
Metals & Mining - 2.33%
United States Steel Corp.	51,725	1,078,466
Multiline Retail - 4.14%
Big Lots, Inc.	39,228	1,915,503
Oil, Gas & Consumable Fuels - 11.85%
Gulfport Energy Corp. (a)	95,210	1,366,264
PBF Energy, Inc. - Class A	98,615	1,905,241
Southwestern Energy Co. (a)	252,045	1,527,393
Whiting Petroleum Corp. (a)	98,000	691,880
		5,490,778
Pharmaceuticals - 4.71%
Lannett Co., Inc. (a)	108,539	2,181,634
Professional Services - 1.20%
On Assignment, Inc. (a)	10,605	555,702
Semiconductors & Semiconductor Equipment - 10.03%
Cypress Semiconductor Corp.	70,482	986,043
Integrated Device Technology, Inc. (a)	62,750	1,605,144
Mellanox Technologies, Ltd. (a)(b)	24,231	1,150,973
Synaptics, Inc. (a)	16,285	904,795
		4,646,955
Specialty Retail - 2.31%
Dick's Sporting Goods, Inc.	11,950	491,503
Signet Jewelers, Ltd. (b)	9,450	454,545
Urban Outfitters, Inc. (a)	6,580	124,165
Total Specialty Retail		1,070,213

Textiles, Apparel & Luxury Goods - 4.14%
Skechers U.S.A., Inc. - Class A (a)	75,195	1,918,976
TOTAL COMMON STOCKS (Cost $45,815,880)		46,611,373

SHORT-TERM INVESTMENTS - 0.01%
MONEY MARKET FUND - 0.01%
Fidelity Investment Money Market Funds - Government Portfolio, - Class I, 0.640% (c)	3,090	3,090
TOTAL SHORT-TERM INVESTMENTS (Cost $3,090)		3,090

Total Investments (Cost $45,818,970) - 100.64%		46,614,463
Liabilities in Excess of Other Assets - (0.64)%		(294,645)
TOTAL NET ASSETS - 100.00%		$46,319,818

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of May 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Dividend Plus Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 79.70%
Automobiles - 2.36%
General Motors Co.	2,115	$71,762
Banks - 6.15%
FNB Corp.	1,910	25,212
JPMorgan Chase & Co.	1,295	106,384
KeyCorp	1,840	32,145
Wells Fargo & Co.	460	23,524
		187,265
Biotechnology - 2.49%
Amgen, Inc.	488	75,757
Communications Equipment - 2.68%
Telefonaktiebolaget LM Ericsson - ADR	11,265	81,559
Construction & Engineering - 0.91%
Chicago Bridge & Iron Co. N.V. (a)	1,465	27,718
Consumer Finance - 2.83%
Ally Financial, Inc.	4,650	86,211
Containers & Packaging - 2.66%
International Paper Co.	1,530	80,906
Diversified Telecommunication Services - 4.68%
BT Group PLC - ADR	2,260	45,132
CenturyLink, Inc.	1,210	30,190
Verizon Communications, Inc.	1,440	67,161
		142,483
Electric Utilities - 3.69%
Exelon Corp.	3,090	112,198
Food & Staples Retailing - 2.87%
CVS Health Corp.	1,135	87,202
Food Products - 3.95%
Flowers Foods, Inc.	3,440	63,571
Tyson Foods, Inc.	990	56,767
		120,338
Health Care Equipment & Supplies - 2.64%
Zimmer Biomet Holdings, Inc.	675	80,467
Household Durables - 3.23%
PulteGroup, Inc.	4,350	98,614
Insurance - 9.04%
American International Group, Inc.	1,375	87,491
MetLife, Inc.	1,970	99,663
The Hartford Financial Services Group, Inc.	1,780	87,914
		275,068
Metals & Mining - 1.89%
Rio Tinto PLC - ADR	1,425	57,442
Multiline Retail - 0.99%
Target Corp.	545	30,057
Oil, Gas & Consumable Fuels - 12.14%
BP PLC - ADR	3,230	116,766
Chevron Corp.	315	32,596
Kinder Morgan, Inc.	5,140	96,426
PBF Energy, Inc. - Class A	3,835	74,092
Valero Energy Corp.	805	49,483
		369,363

Pharmaceuticals - 3.26%
Teva Pharmaceutical Industries Ltd. - ADR	3,555	99,042
Semiconductors & Semiconductor Equipment - 6.54%
Cypress Semiconductor Corp.	2,970	41,550
QUALCOMM, Inc.	1,665	95,355
Skyworks Solutions, Inc.	582	61,942
		198,847
Technology Hardware, Storage & Peripherals - 1.80%
Hewlett Packard Enterprise Co.	2,915	54,831
Textiles, Apparel & Luxury Goods - 2.90%
Hanesbrands, Inc.	4,270	88,176
TOTAL COMMON STOCKS (Cost $2,362,127)		2,425,306

CONVERTIBLE PREFERRED STOCKS - 3.06%
Banks - 3.06%
Bank of America Corp.	75	93,075
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $91,774)		93,075

MASTER LIMITED PARTNERSHIPS - 7.02%
AllianceBernstein Holding L.P.	3,495	78,812
Boardwalk Pipeline Partners L.P.	4,250	76,798
Suburban Propane Partners, L.P.	2,455	58,036
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $206,921)		213,646

PREFERRED STOCKS - 6.53%
Banks - 3.68%
GMAC Capital Trust I	4,385	111,905
Mortgage Real Estate Investment Trusts (REITs) - 2.85%
Annaly Capital Management, Inc.	3,435	86,768
TOTAL PREFERRED STOCKS (Cost $197,955)		198,673

REAL ESTATE INVESTMENT TRUSTS - 1.78%
Equity Real Estate Investment Trusts (REITs) - 1.78%
Uniti Group, Inc.	2,165	54,147
TOTAL REITS (Cost $61,936)		54,147

SHORT-TERM INVESTMENTS - 1.85%
MONEY MARKET FUND - 1.85%
Fidelity Investment Money Market Funds - Government Portfolio, - Class I, 0.640% (b)	56,282	56,282
TOTAL SHORT-TERM INVESTMENTS (Cost $56,282)		56,282

Total Investments (Cost $2,976,995) - 99.94%		3,041,129
Other Assets in Excess of Liabilities - 0.06%		1,821
TOTAL NET ASSETS - 100.00%		$3,042,950

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Foreign issued security.
(b) Seven day yield as of May 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Focused Value Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.32%
Banks - 8.16%
Bank of America Corp.	3,075	$68,911
JP Morgan Chase & Co.	805	66,131
		135,042
Biotechnology - 7.24%
Amgen, Inc.	375	58,215
Biogen, Inc. (a)	249	61,694
		119,909
Communications Equipment - 3.32%
Telefonaktiebolaget LM Ericsson - ADR	7,590	54,952
Construction & Engineering - 3.31%
AECOM (a)	1,705	54,748
Construction Materials - 4.54%
Cemex SAB de CV - ADR	9,088	75,158
Consumer Finance - 3.22%
Ally Financial, Inc.	2,875	53,303
Containers & Packaging - 4.92%
International Paper Co.	1,540	81,435
Diversified Financial Services - 3.59%
Voya Financial, Inc.	1,740	59,473
Food & Staples Retailing - 3.11%
CVS Health Corp.	670	51,476
Health Care Equipment & Supplies - 4.75%
Zimmer Biomet Holdings, Inc.	660	78,679
Health Care Providers & Services - 3.73%
Centene Corp. (a)	850	61,736
Household Durables - 4.98%
PulteGroup, Inc.	3,640	82,519
Insurance - 8.90%
Athene Holding Ltd. (a)(b)	985	48,540
MetLife, Inc.	1,950	98,650
		147,190
Oil, Gas & Consumable Fuels - 14.09%
BP PLC - ADR	1,760	63,625
Kinder Morgan, Inc.	2,975	55,811
PBF Energy, Inc. - Class A	2,645	51,101
Southwestern Energy Co. (a)	10,370	62,842
		233,379
Semiconductors & Semiconductor Equipment - 9.59%
QUALCOMM, Inc.	1,520	87,049
Skyworks Solutions, Inc.	674	71,734
		158,783
Specialty Retail - 3.58%
Dick's Sporting Goods, Inc.	1,440	59,227
Technology Hardware, Storage & Peripherals - 3.29%
Hewlett-Packard Enterprise Co.	2,900	54,549
TOTAL COMMON STOCKS (Cost $1,536,041)		1,561,558

EXCHANGE TRADED FUNDS - 4.98%
Financial Select Sector SPDR Fund	3,550	82,538
TOTAL EXCHANGE TRADED FUNDS (Cost $80,148)		82,538

SHORT-TERM INVESTMENTS - 0.97%
MONEY MARKET FUND - 0.97%
Fidelity Investment Money Market Funds - Government Portfolio, - Class I, 0.640% (c)	16,115	16,115
TOTAL SHORT-TERM INVESTMENTS (Cost $16,115)		16,115

Total Investments (Cost $1,632,304) - 100.27%		1,660,211
Liabilities in Excess of Other Assets - (0.27)%		(4,418)
TOTAL NET ASSETS - 100.00%		$1,655,793

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of May 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

	Small Cap Fund	Opportunity Fund	Focused Value Fund	Dividend Plus Fund
Cost of investments	$45,818,970	$192,394,327	$1,632,304	$2,976,995
Gross unrealized appreciaition- Short Sales	-	165,473	-	-
Gross unrealized appreciation - Long Investments	5,167,916	18,995,786	124,893	183,863
Gross unrealized appreciation - Options	-	402,710	-	-
Gross unrealized depreciaition- Short Sales	-	(412,371)	-	-
Gross unrealized depreciation - Long Investments	(4,372,423)	(9,649,296)	(96,986)	(119,729)
Gross unrealized depreciation - Options	-	(148,073)	-	-
Net unrealized appreciation	$795,493	$9,354,229	$27,907	$64,134

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Snow Capital Family of Funds (the “Funds”) represents a distinct portfolio with its own investment objectives and policies within the Trust. The investment objective of the Snow Capital Opportunity Fund is protection of investment principal and long-term capital appreciation. The investment objective of the Snow Capital Small Cap Value Fund is long-term capital appreciation. The investment objective of the Snow Capital Focused Value Fund is long-term growth of capital. The investment objective of the Snow Capital Dividend Plus Fund is long-term growth of capital and income. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Funds in which shares are held. The Trust has designated three classes of Fund shares, Class A, Class C and Institutional Class, for the Opportunity and Small Cap Value Funds and two share classes, Class A and Institutional Class, for the Focused Value and Dividend Plus Funds. The classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.25% imposed at the time of purchase. The sales charge declines as the amount purchased  increases in accordance with the Funds’ prospectus. Class A shares are subject to a contingent deferred sales charge of 0.50% for purchases made at the $1,000,000 breakpoint that are redeemed within twelve months of purchase. Class C shares are subject to a contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Funds’ prospectus. The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Institutional Class shares are no-load shares. The Snow Capital Opportunity Fund became effective and commenced operations on April 28, 2006. The Snow Capital Small Cap Value Fund became effective and commenced operations on November 30, 2010. Each of the Snow Capital Dividend Plus Fund and the Snow Capital Focused Value Fund became effective and commenced operations on March 28, 2013. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Snow Capital Management L.P. (the “Adviser”), the Funds’ investment adviser.

Pursuant to a reorganization that took place after the close of business on October 28, 2016 (the “Reorganization”), the Snow Capital Focused Value Fund and Snow Capital Dividend Plus Fund are each the successor to the Snow Capital Focused Value Fund, and Snow Capital Dividend Plus Fund, both a series of the 360 Funds (the “Predecessor Funds”), respectively. The Predecessor Funds and the Funds have the same investment objectives and substantially the same strategies and investment policies.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical securities.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended May 31, 2017, no securities were transferred into or out of Level 1 or 2. The Funds held no Level 3 securities throughout the period ended May 31, 2017. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2017.

	Small Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$46,611,373	$-	$-	$46,611,373
Total Equity	46,611,373	-	-	46,611,373
Short-Term Investments	3,090	-	-	3,090
Total Investments in Securities	$46,614,463	$-	$-	$46,614,463

	Opportunity Fund
Assets:	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$173,146,334	$-	$-	$173,146,334
Exchange-Traded Funds	9,497,040	-	-	9,497,040
Total Equity	182,643,374	-	-	182,643,374
Fixed Income
Corporate Bonds	-	6,965,894	-	6,965,894
Total Fixed Income	-	6,965,894	-	6,965,894
Short-Term Investments	12,131,549	-	-	12,131,549
Total Investments in Securities	$194,774,923	$6,965,894	$-	$201,740,817

Liabilities:
Securities Sold Short*	$(25,224,030)	$-	$-	$(25,224,030)
Written Options	(397,859)	(133,640)	-	(531,499)
Total Shorted Securities	$(25,621,889)	$(133,640)	$-	$(25,755,529)

	Focused Value Fund
Assets:	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$1,561,558	$-	$-	$1,561,558
Exchange-Traded Funds	82,538	-	-	82,538
Total Equity	1,644,096	-	-	1,644,096
Short-Term Investments	16,115	-	-	16,115
Total Investments in Securities	$1,660,211	$-	$-	$1,660,211

	Dividend Plus Fund
Assets:	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$2,425,306	$-	$-	$2,425,306
Convertible Preferred Stock*	93,075	-	-	93,075
Master Limited Partnerships	213,646	-	-	213,646
Preferred Stock*	198,673	-	-	198,673
Real Estate Investment Trusts*	54,147	-	-	54,147
Total Equity	2,984,847	-	-	2,984,847
Short-Term Investments	56,282	-	-	56,282
Total Investments in Securities	$3,041,129	$-	$-	$3,041,129

* For further information on security characteristics, see the Schedules of Investment.

The Snow Capital Small Cap Value, Focused Value and Dividend Plus Funds did not hold derivative instruments during the period presented.

The Snow Capital Opportunity Fund may use certain options and futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2017 was as follows:

Opportunity Fund
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$-	Options written, at value	531,499

Total		$-		$531,499

The effect of derivative instruments on the income for the period March 1, 2017 through May 31, 2017 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(3,052)	$1,066,384	$1,063,332
Total	$(3,052)	$1,066,384	$1,063,332

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$2,452	$(139,744)	$(137,292)
Total	$2,452	$(139,744)	$(137,292)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title  /s/ John Buckel
 John Buckel, President

Date  7/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ John Buckel
 John Buckel, President

Date  7/24/2017

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  7/24/2017

* Print the name and title of each signing officer under his or her signature.